Taxation (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Income Tax Text Block Abstract
Schedule of taxation
	Year Ended December 31,
	2022 $’000	2021 $’000	2020 $’000
Group
Current year tax (credit)	-	(3,255)	(1,546)
Adjustments due to prior periods	-	(15)	(661)
Total tax (credit) for the period	-	(3,240)	(2,207)

The tax charge for the year is different from the standard rate of corporation tax in the United Kingdom of 19%. The difference can be reconciled as follows:
Loss before taxation	(15,397)	(26,657)	(28,337)
Loss charged at standard rate of corporation tax 19%	(2,926)	(5,065)	(5,384)
Movement in unrecognized deferred tax	2,319	1,722	1,316
Expenses not deductible for taxation	1,036	1,550	4,986
Adjustments due to prior periods	-	(15)	(661)
Research and development claim	-	(1,401)	(665)
Income not taxable for tax purposes	(495)	(61)	(1,741)
Fixed asset differences	(1)	-	-
Adjustments to brought forward values	67	-	-
Consolidation adjustment in relation to foreign exchange movements	-	-	(58)
	-	(3,313)	(2,207)